CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 868,908	$ 120,251	¥ 525,136
Restricted cash	76,975	10,653	135,242
Term deposit	28,903	4,000
Accounts receivable, net	415,134	57,452	564,374
Due from related parties			66,103
Deposits, prepayments and other current assets	46,392	6,420	51,204
Contract assets	33,491	4,635
Total current assets	1,469,803	203,411	1,342,059
Property and equipment, net	349,685	48,394	325,112
Long term investment	1,000	138	1,000
Intangible assets, net	98,603	13,646	33,548
Goodwill	257,712	35,666	75,194
Long-term prepayments	9,657	1,336	5,774
Deferred tax assets, net	725	100	725
Operating lease right-of-use assets	186,307	25,784
Total non-current assets	903,689	125,064	441,353
Total Assets	2,373,492	328,475	1,783,412
Current liabilities:
Commission payable	172,456	23,867	83,205
Accounts payable	3,332	461
Advance from customers	39,812	5,510
Investors' deposit	70,934	9,817	132,154
Income tax payable	167,798	23,222	120,151
Due to related parties	38,073	5,269	36,172
Borrowings			2,000
Consideration payable and other payables	433,217	59,954	406,128
Operating lease liabilities, current	83,573	11,566
Total current liabilities	1,009,195	139,666	779,810
Commission payable-long term	526	73	1,289
Net deferred tax liabilities	20,028	2,772	3,400
Operating lease liabilities, non-current	100,521	13,911
Total non-current liabilities	121,075	16,756	4,689
Total Liabilities	1,130,270	156,422	784,499
Mezzanine equity
Redeemable noncontrolling interest	30,600	4,235	30,600
Total Mezzanine equity	30,600	4,235	30,600
Equity:
Ordinary shares (US$0.0001 par value; authorized 500,000,000 shares; issued and outstanding 56,000,000* shares as of June 30, 2022 and 2023, respectively)	36	5	36
Additional paid-in capital	515,665	71,364	510,390
Statutory reserves	128,297	17,755	100,926
Retained earnings	451,013	62,417	348,503
Accumulated other comprehensive income	16,680	2,309	8,458
Total equity attributable to the shareholders of Hywin Holdings Ltd.	1,111,691	153,850	968,313
Noncontrolling interests	100,931	13,968
Total equity	1,212,622	167,818	968,313
Total Liabilities, Mezzanine equity, and equity	2,373,492	328,475	1,783,412
Related Party
Current assets:
Due from related parties			66,103
Current liabilities:
Due to related parties	¥ 38,073	$ 5,269	¥ 36,172